Right-of-use assets, long-term financial assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Right-of-use assets and lease liabilities:
Additions and remeasurements			SFr 0
Right-of-use of leased assets:
Balance, beginning of period			2,808
Depreciation	SFr (134)	SFr (141)	(269)	SFr (282)
Balance, end of period	SFr 2,539		2,539
Variable lease payments that are not included in the measurement of lease obligations			SFr 0
Buildings
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	3.50%		3.50%
Right-of-use of leased assets:
Balance, beginning of period			SFr 2,708
Depreciation			(250)
Balance, end of period	SFr 2,458		SFr 2,458
Office Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	5.30%		5.30%
Right-of-use of leased assets:
Balance, beginning of period			SFr 74
Depreciation			(12)
Balance, end of period	SFr 62		SFr 62
IT Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	2.60%		2.60%
Right-of-use of leased assets:
Balance, beginning of period			SFr 26
Depreciation			(7)
Balance, end of period	SFr 19		SFr 19